MERRILL LYNCH SERIES FUND, INC.
                                         800 Scudders Mill Road
                                      Plainsboro, New Jersey 08536





                                                          April 30, 1997

VIA ELECTRONIC FILING
---------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:         Division of Investment Management

         Re:       Merrill Lynch Series Fund, Inc.
                   Post-Effective Amendment No. 19 to the
                   Registration Statement on Form N-1A
                   (Securities Act File No. 2-69062)
                   --------------------------------------

Ladies and Gentlemen:

                   Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Series Fund, Inc. (the "Fund") hereby certifies that:

                   (1) the form of the prospectus and statement of additional information that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 19 to the Fund's
Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

                   (2) the text of Post-Effective Amendment No. 19 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April
25, 1997.


                                       Very truly yours,

                                       Merrill Lynch Series Fund, Inc.

                                       /S/ IRA P. SHAPIRO

                                       Ira P. Shapiro
                                       Secretary